General and Administration Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expense [Abstract]
General and Administration Expenses
8	General and Administration Expenses

	2023	2022

Expected credit loss on trade accounts receivables (Note 11)	18,202,132	Nil
Write-off of advances to contractor (Note 14)	15,006,262	Nil
Legal and professional	6,795,869	7,383,335
SEC settlement charges (Note 16)	5,000,000	Nil
Sales and marketing	3,855,029	3,026,399
Employees' cost	2,741,321	3,292,361
Write-off of trade accounts receivables (Note 11)	927,519	Nil
Insurance	895,157	949,784
Board fees and expenses	392,448	356,493
Office expenses	203,098	409,544
Rent	2,836	166,894
Others	54,015	68,009
	54,075,686	15,652,819